Deferred Income Tax - Schedule of Detailed Information About Unrecognised Tax Losses Expiry Dates Explanatory (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	£ 1,029	£ 547
Tax Effected	216	126
Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	471	33
Tax Effected	100	10
Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	143	104
Tax Effected	7	5
Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	415	410
Tax Effected	109	111
US [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	628	137
Tax Effected	100	7
US [member] | Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	437	3
Tax Effected	91	0
US [member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	143	104
Tax Effected	7	5
US [member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	48	30
Tax Effected	2	2
UK [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	168	166
Tax Effected	42	41
UK [member] | Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
UK [member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
UK [member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	168	166
Tax Effected	42	41
Other [Member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	233	244
Tax Effected	74	78
Other [Member] | Within 10 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	34	30
Tax Effected	9	10
Other [Member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
Other [Member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	199	214
Tax Effected	£ 65	£ 68